GENERAL	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

1.	GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

As of December 31, 2018, our fleet comprises of 12 LNG carriers, one Floating Storage Regasification Unit ("FSRU") and one Floating Liquefaction Natural Gas vessel ("FLNG"). We also operate, under management agreements, Golar LNG Partners LP's ("Golar Partners" or the "Partnership") fleet of 10 vessels and Golar Power Limited's ("Golar Power") fleet of three vessels. Collectively with Golar Partners and Golar Power, our combined fleet is comprised of 18 LNG carriers, eight FSRUs and one FLNG.

We are listed on the Nasdaq under the symbol: GLNG.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.

Going Concern

The financial statements have been prepared on a going concern basis.

A pre-condition of the Golar Tundra lease financing with CMBL (refer to note 5 "Variable Interest Entities" of our consolidated financial statements included herein) is for the FSRU to be employed under an effective charter. Under the terms of our sale and lease back facility for the Golar Tundra, by virtue of our prior termination of the WAGL charter, we are required to find a replacement charter by June 30, 2019 or we could be required to refinance the FSRU. Accordingly, to address our anticipated working capital requirements over the next 12 months, in the event we are unable to secure a charter for the Golar Tundra, we are currently exploring our refinancing options, including extension of the lenders’ deadlines for satisfaction of such. While we believe we will be able to obtain the necessary funds from these refinancings, we cannot be certain that the proposed new credit facilities will be executed in time or at all. However, we have a track record of successfully financing and refinancing our vessels, even in the absence of term charter coverage. In addition to vessel refinancings, if market and economic conditions are favorable, we may also consider further issuances of corporate debt or equity to increase liquidity.

To address our anticipated working capital requirements over the next 12 months, we remain in ongoing negotiations with financial institutions for funding the investments for our conversion projects including potential investments into our joint venture, and repayment of long-term debt balances. Sources of funding for our medium and long-term liquidity requirements include new loans, refinancing of existing financing arrangements, public and private debt or equity offerings, and potential sales of our interests in our vessel owning subsidiaries operating under long-term charters.
In February 2019, Golar entered into an agreement with BP for the charter of a FLNG unit, Gimi, for a 20-year period expected to commence in the second half of 2022. LNG carrier Gimi has been relocated from layup to Keppel Shipyard where a site team has been assembled. Golar also entered into a Shareholders Agreement with Keppel Capital in respect of their participation in a 30% share of the project. Total conversion works, which incorporate lessons learned from FLNG Hilli Episeyo including some improvements and modifications, are expected to cost approximately $1.3 billion. We anticipate annual contracted revenues less forecasted operating costs of approximately $215 million per year. Golar is in the final stages of receiving an underwritten credit commitment for a $700 million long-term financing facility with a syndicate of international banks that will also be available during construction.

Accordingly, we believe that, based on our plans as outlined above, we will have sufficient facilities to meet our anticipated liquidity requirements for our business for at least the next 12 months as of March 29, 2019 and that our working capital is sufficient for our present requirements. While we cannot be certain of execution or timing of all or any of the above financings, we are confident of our ability to do so.We have performed stress testing of our forecast cash reserves under various theoretical scenarios, which include assumptions such as extremely prudent revenue contributions from our fleet, full operating costs and maintaining our dividend payments based on our most recent pay out, and accordingly are confident of our ability to manage through the near term cash requirements.